RELATED PARTY TRANSACTIONS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Amounts due from related parties:
Amounts due from related parties	¥ 274,395		¥ 246,758		$ 42,053
Amounts due to related parties:
Amounts due to related parties	35,623		9,769		5,459
Convertible senior notes held by related parties	1,617,846		680,104		247,946
Rendering of express delivery and supply chain management services
RELATED PARTY TRANSACTIONS
Amount of related party transactions	933,869	$ 143,122	825,552	¥ 652,352
Operating costs paid on behalf of the Company
RELATED PARTY TRANSACTIONS
Amount of related party transactions	6,813	1,044	9,874	16,433
Operating costs paid to related party
RELATED PARTY TRANSACTIONS
Amount of related party transactions	52,275	8,012	9,669	4,756
Cainiao
Amounts due from related parties:
Amounts due from related parties	232,110		241,021		35,573
Amounts due to related parties:
Amounts due to related parties	6,139		6,140		941
Cainiao | Rendering of express delivery and supply chain management services
RELATED PARTY TRANSACTIONS
Amount of related party transactions	808,308	123,879	814,855	652,352
Cainiao | Rental of warehouse as a lessee
RELATED PARTY TRANSACTIONS
Amount of related party transactions	18,061	2,768	9,916	9,076
Cainiao | Operating costs paid on behalf of the Company
RELATED PARTY TRANSACTIONS
Amount of related party transactions	4,045	620	9,874	16,433
Cainiao | Commission fee paid to related party
RELATED PARTY TRANSACTIONS
Amount of related party transactions			160	3,489
Cainiao | Operating costs paid to related party
RELATED PARTY TRANSACTIONS
Amount of related party transactions	37,374	5,728
Lazada
Amounts due from related parties:
Amounts due from related parties	42,277		5,349		6,479
Lazada | Rendering of express delivery and supply chain management services
RELATED PARTY TRANSACTIONS
Amount of related party transactions	125,561	19,243	10,697
Alibaba.com
Amounts due to related parties:
Amounts due to related parties	28,275		3,629		4,333
Alibaba.com | Issue convertible senior notes to related party
RELATED PARTY TRANSACTIONS
Amount of related party transactions	1,061,421	162,670	687,677
Alibaba.com | Interest expense of convertible senior notes accrued to related party
RELATED PARTY TRANSACTIONS
Amount of related party transactions	46,460	7,120	5,447
Alibaba.com | Convertible senior notes held by related parties
Amounts due to related parties:
Convertible senior notes held by related parties	1,617,846		680,104		247,946
Ali Cloud
Amounts due from related parties:
Amounts due from related parties	8		388		1
Amounts due to related parties:
Amounts due to related parties	1,209				$ 185
Ali Cloud | Operating costs paid on behalf of the Company
RELATED PARTY TRANSACTIONS
Amount of related party transactions	2,768	424
Ali Cloud | Operating costs paid to related party
RELATED PARTY TRANSACTIONS
Amount of related party transactions	¥ 14,901	$ 2,284	¥ 9,669	¥ 4,756